Apr. 17, 2023
(Allspring Core Bond Fund - Classes A and C) | (Allspring Core Bond Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Assuming Redemption at End of Period
Assuming No Redemption
(Allspring Core Bond Fund - Class R) | (Allspring Core Bond Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
(Allspring Core Bond Fund - Class R4 | (Allspring Core Bond Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
(Allspring Core Bond Fund - Class R6) | (Allspring Core Bond Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[4]
(Allspring Core Bond Fund - Administrator Class) | (Allspring Core Bond Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
(Allspring Core Bond Fund - Institutional Class) | (Allspring Core Bond Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[3]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[4]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[5]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.